RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)									1 Months Ended		3 Months Ended		4 Months Ended	12 Months Ended
	Apr. 09, 2024	Nov. 10, 2023	Mar. 28, 2023	Feb. 17, 2023	Feb. 15, 2023	Jan. 30, 2023	Jan. 26, 2023	Jul. 08, 2020	May 18, 2024	Aug. 31, 2021	Jun. 30, 2024	Mar. 31, 2024	Apr. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 14, 2024	Feb. 26, 2024	Nov. 14, 2023	Oct. 28, 2021	Aug. 23, 2021
Related Party [Member]
Related Party Transaction [Line Items]
Offering costs											$ 25,000
Foundation fees											$ 8,112.81
Distoken Acquisition Corporation [Member]
Related Party Transaction [Line Items]
Balance, shares		3,018,308													545,000
Shares issued price per share														$ 10.20	$ 10.20					$ 10.00	$ 10.00
Administrative fees expense														$ 120,000	$ 105,000
Proceeds from issuance of private placement															5,450,000
Assets held in trust																0
Customer advances and deposits															$ 923	217,462
Share price				$ 10.20										$ 10.00	$ 10.00
Short term borrowings		$ 60,000
Shares issued price per share						1,725,000
Accrued expenses														$ 70,000	$ 0
Proceeds from sponsor														60,000
Due from Sponsor															60,000
Advances from Sponsor														923	923	217,462
Borrowings														764,274		150,000
Short term borrowings														420,000	60,000
Distoken Acquisition Corporation [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Stock issued during period value new issues		30,000
Shares issued price per share																	$ 0.046
Debt instrument face amount		360,000												60,000			$ 360,000
Aggregate initial consummation of business combination value		360,000															$ 360,000
Short term borrowings		60,000												$ 360,000	$ 60,000
Distoken Acquisition Corporation [Member] | Unsecured Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument face amount								$ 150,000
Repayment of debt			$ 150,000
Conversion price														$ 10.00	$ 10.00
Distoken Acquisition Corporation [Member] | Unsecured Promissory Note 2024 [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Debt instrument face amount																		$ 1,000,000
Borrowings														$ 764,274
Distoken Acquisition Corporation [Member] | Administrative Services Agreement [Member]
Related Party Transaction [Line Items]
Stock issued during period value issued for services					$ 10,000
Sponsor [Member] | Distoken Acquisition Corporation [Member]
Related Party Transaction [Line Items]
Stock issued during period value new issues								$ 25,000
Balance, shares						1,725,000		1,150,000		1,437,500
Shares issued price per share						$ 0.2				$ 0.25
Stock issued during period shares other						225,000
Percentage of number of shares issued and outstanding						20.00%
Related party transaction description of transaction							The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier of (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) for 50% of the Founder Shares, if the last reported sale price of the ordinary shares equals or exceeds $12.50 per share (as adjusted for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, (y) for 50% of the Founder Shares, if the last reported sale price of the ordinary shares equals or exceeds $12.50 per share (as adjusted for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period after a Business Combination, or (z) the date following the completion of a Business Combination on which the Company completes a liquidation, merger, amalgamation, share exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Proceeds from issuance of private placement				$ 2,000,000
Payment of offering costs				628,074
Other receivables				$ 1,300,000												$ 0
Assets held in trust															$ 60,000
Payments to acquire other investments													$ 90,000
Proceeds from deposits applied to debt retirements	$ 210,000
Payments for deposits applied to debt retirements	150,000
Payments to fund long term loans to related parties	60,000
Payments for deposits									$ 30,000
Debt instrument face amount		360,000
Proceeds from bank debt		$ 30,000
Share price		$ 0.01
Shares issued price per share						0.2
Proceeds from sponsor												$ 136,923
Repayments from sponsor	$ 136,923
Short term borrowings														420,000	60,000
Sponsor [Member] | Distoken Acquisition Corporation [Member] | Extension Note 2023 [Member]
Related Party Transaction [Line Items]
Debt instrument face amount		$ 360,000
Amount received																			$ 30,000
Amount received, per share																			$ 0.046
Aggregate initial consummation of business combination value																			$ 360,000
Related Party Loan [Member] | Distoken Acquisition Corporation [Member]
Related Party Transaction [Line Items]
Debt conversion converted instrument amount														$ 1,500,000	$ 1,500,000